Tax - Balance sheet related (Details 2) SFr in Millions	12 Months Ended
	Dec. 31, 2017 CHF (SFr)	Dec. 31, 2016 CHF (SFr)	Dec. 31, 2015 CHF (SFr)	Dec. 31, 2017 CHF (SFr)	Dec. 31, 2016 CHF (SFr)	Dec. 31, 2015 CHF (SFr)
Tax effect of temporary differences
Compensation and benefits				SFr 1,103	SFr 1,992
Loans				330	326
Investment securities				1,039	469
Provisions				441	1,341
Derivatives				97	105
Real estate				337	347
Net operating loss carry-forwards				6,829	6,548
Net operating loss carry-forwards, after allocation of valuation allowances				2,213	2,178
Goodwill and intangible assets				696	44
Other				135	75
Gross deferred tax assets before valuation allowance				11,007	11,247
Less valuation allowance	SFr (4,279)	SFr (4,188)	SFr (4,107)	(4,279)	(4,188)	SFr (3,905)
Gross deferred tax assets net of valuation allowance				6,728	7,059
Compensation and benefits				(512)	(252)
Loans				(36)	(29)
Investment securities				(197)	(267)
Provisions				(520)	(360)
Business combinations				(1)	(1)
Derivatives				(154)	(238)
Leasing				0	(8)
Real estate				(54)	(51)
Other				(126)	(154)
Gross deferred tax liabilities				(1,600)	(1,360)
Net deferred tax assets				5,128	5,699	6,125
Net deferred tax assets change	(571)
Income tax effects allocated directly to equity share-based compensation pension plan remeasurement	(125)
Net deferred tax increase/(decrease) related to foreign exchange gains/(losses)	(221)
Net deferred tax assets increase/(decrease) related to temporary differences and taxable income				330
Net deferred tax increase (decrease) from adoption of new accounting standards	2,070
Net operating loss carry-forwards
Due to expire within 1 year				1,403
Due to expire within 2 to 5 years				4,714
Due to expire within 6 to 10 years				5,157
Due to expire within 11 to 20 years				8,659
Amount due to expire				19,933
Amount not due to expire				19,263
Total net operating loss carry-forwards				39,196
Movements in the valuation allowance
Balance at beginning of period	4,188	3,905	4,107
Net changes	91	283	(202)
Balance at end of period	4,279	4,188	3,905
Tax benefits associated with share-based compensation
Tax benefits recorded in the consolidated statements of operations	314	391	448
Windfall tax benefits/(shortfall tax charge) recorded in additional paid-in capital		(110)	(28)
Movements in gross unrecognized tax benefits
Balance at beginning of period	410	369	389
Increases in unrecognized tax benefits as a result of tax positions taken during a prior period	131	52	44
Decreases in unrecognized tax benefits as a result of tax positions taken during a prior period	(104)	(43)	(3)
Increases in unrecognized tax benefits as a result of tax positions taken during the current period	117	17	15
Decreases in unrecognized tax benefits relating to settlements with tax authorities	(73)	(2)	0
Reductions to unrecognized tax benefits as a result of a lapse of the applicable statute of limitations	(3)	(7)	(22)
Other (including foreign currency translation)	3	24	(54)
Balance at end of period	481	410	369
of which, if recognized, would affect the effective tax rate				481	410	369
Interest and penalties
Interest and penalties recognized in the consolidated statements of operations	SFr 29	2	13
Interest and penalties recognized in the consolidated balance sheets				115	86	86
US
Tax effect of temporary differences
Write-down of net deferred tax assets as a result of changes to corporation tax rates				2,097
Movements in the valuation allowance
Net operating loss carryforward period as per US tax law (in years)	20
Switzerland
Movements in the valuation allowance
Net operating loss carryforward period as per Swiss tax law (in years)	7
US and Switzerland
Tax effect of temporary differences
Less valuation allowance	SFr (541)	(829)		(541)	(829)
Net deferred tax assets				4,809	5,105
Tax benefit from the remeasurement and release of valuation allowances on deferred tax assets	132
Movements in the valuation allowance
Balance at beginning of period	829
Balance at end of period	541	829
Bank
Tax effect of temporary differences
Compensation and benefits				1,095	1,990
Loans				330	326
Investment securities				1,039	469
Provisions				441	1,341
Derivatives				96	102
Real estate				333	347
Net operating loss carry-forwards				6,762	6,523
Net operating loss carry-forwards, after allocation of valuation allowances				2,200	2,172
Goodwill and intangible assets				664	44
Other				127	72
Gross deferred tax assets before valuation allowance				10,887	11,214
Less valuation allowance	(4,224)	(4,168)	(4,107)	(4,224)	(4,168)	(3,898)
Gross deferred tax assets net of valuation allowance				6,663	7,046
Compensation and benefits				(278)	(238)
Loans				(36)	(29)
Investment securities				(197)	(260)
Provisions				(519)	(359)
Business combinations				(1)	(1)
Derivatives				(154)	(238)
Leasing				0	(8)
Real estate				(54)	(51)
Other				(119)	(146)
Gross deferred tax liabilities				(1,358)	(1,330)
Net deferred tax assets				5,305	5,716
Net deferred tax assets change	(411)
Income tax effects allocated directly to equity share-based compensation pension plan remeasurement	(127)
Net deferred tax increase/(decrease) related to foreign exchange gains/(losses)	(221)
Net deferred tax assets increase/(decrease) related to temporary differences and taxable income				374
Net deferred tax increase (decrease) from adoption of new accounting standards	2,022
Net operating loss carry-forwards
Due to expire within 1 year				1,403
Due to expire within 2 to 5 years				4,708
Due to expire within 6 to 10 years				4,577
Due to expire within 11 to 20 years				8,659
Amount due to expire				19,347
Amount not due to expire				19,262
Total net operating loss carry-forwards				38,609
Movements in the valuation allowance
Balance at beginning of period	4,168	3,898	4,107
Net changes	56	270	(209)
Balance at end of period	4,224	4,168	3,898
Tax benefits associated with share-based compensation
Tax benefits recorded in the consolidated statements of operations	310	390	447
Windfall tax benefits/(shortfall tax charge) recorded in additional paid-in capital		(110)	(28)
Movements in gross unrecognized tax benefits
Balance at beginning of period	401	360	382
Increases in unrecognized tax benefits as a result of tax positions taken during a prior period	131	52	44
Decreases in unrecognized tax benefits as a result of tax positions taken during a prior period	(95)	(43)	(3)
Increases in unrecognized tax benefits as a result of tax positions taken during the current period	117	17	15
Decreases in unrecognized tax benefits relating to settlements with tax authorities	(73)	(2)	0
Reductions to unrecognized tax benefits as a result of a lapse of the applicable statute of limitations	(3)	(7)	(22)
Other (including foreign currency translation)	3	24	(56)
Balance at end of period	481	401	360
of which, if recognized, would affect the effective tax rate				481	401	360
Interest and penalties
Interest and penalties recognized in the consolidated statements of operations	30	SFr 2	SFr 13
Interest and penalties recognized in the consolidated balance sheets				115	SFr 85	SFr 85
Bank | US
Tax effect of temporary differences
Write-down of net deferred tax assets as a result of changes to corporation tax rates				SFr 2,097
Bank | US and Switzerland
Tax effect of temporary differences
Tax benefit from the remeasurement and release of valuation allowances on deferred tax assets	SFr 132